AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 18, 2013

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 212                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 213                            /X/

                        THE ADVISORS' INNER CIRCLE FUND
                        -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------

                                Michael Beattie
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                          Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Corporation
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
               / /   Immediately upon filing pursuant to paragraph (b)
               /X/    On June 28, 2013 pursuant to paragraph (b)
               / /    60 days after filing pursuant to paragraph (a)(1)
               / /    75 days after filing pursuant to paragraph (a)(2)
               / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 212 to the Registration Statement on Form N-1A for The Advisors' Inner Circle Fund (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying, until June 28, 2013, the effectiveness of Post-Effective Amendment No. 208 ("PEA No. 208"), which was filed with the Commission via EDGAR Accession No. 0001135428-13-000228 on April 5, 2013, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.


                             PART A - PROSPECTUSES

The Prospectuses for the CBRE Clarion Global Infrastructure Value Fund (the "Fund"), a series of the Trust, are incorporated herein by reference to Part A of PEA No. 208.


                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 208.

                           PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) Amended and Restated Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the "Registrant") dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit
(1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(a)(2) Amendment No. 1, dated May 15, 2012, to the Registrant's Amended and Restated Agreement and Declaration of Trust dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit
(a)(2) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(b) Registrant's Second Amended and Restated By-Laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 179 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000087 on February 28, 2012.

(c) Not Applicable.

(d)(1) Investment Advisory Agreement dated August 15, 1994 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (5)(e) of Post- Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96- 001199 on February 28, 1996.

(d)(2) Expense Limitation Agreement dated March 1, 2008 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit
(d)(2) of Post- Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.

(d)(3) Revised Schedule A dated March 1, 2010 to the Expense Limitation Agreement dated March 1, 2008 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (d)(3) of Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000245 on June 30, 2010.

(d)(4) Investment Advisory Agreement dated November 21, 1994 between the Registrant and AIG Global Investment Corp. (now, AIG Asset Management (U.S.),
LLC) is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(d)(5) Assignment and Assumption Agreement dated December 31, 2003 between AIG Capital Management Corp. and AIG Global Investment Corp. (now, AIG Asset Management (U.S.), LLC) is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000095 on March 1, 2004.

(d)(6) Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.

(d)(7) Amended and Restated Schedule dated May 19, 1998 to the Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-021496 on May 21, 1998.

(d)(8) Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.

(d)(9) Revised Schedule to the Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(10) Amended and Restated Expense Limitation Agreement dated February 13, 2013 between the Registrant and LSV Asset Management, relating to the LSV Family of Funds, is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(11) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Acadian Asset Management, Inc. (now, Acadian Asset Management
LLC) is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(12) Amended Schedule A to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Acadian Asset Management, Inc. (now Acadian Asset Management, LLC) is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No. 127 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10- 000392 on September 3, 2010.

(d)(13) Expense Limitation Agreement dated December 16, 2010, between the Registrant and Acadian Asset Management LLC, is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 28, 2012.

(d)(14) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(15) Amended Schedule A to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(15) of Post-

Effective Amendment No. 168 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000735 on November 30, 2011.

(d)(16) Form of Amended and Restated Expense Limitation Agreement, dated August 28, 2012, as effective on September 1, 2012, between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 194 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000394 on August 28, 2012.

(d)(17) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(18) Investment Advisory Agreement dated June 24, 2002 between the Registrant and C.S. McKee, L.P. is incorporated herein by reference to exhibit
(d)(24) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(19) Investment Advisory Agreement dated August 8, 2008 between the Registrant and Rice, Hall James & Associates LLC is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.

(d)(20) Expense Limitation Agreement dated March 1, 2008, between the Registrant and Rice Hall James & Associates, LLC, relating to the Rice Hall James Family of Funds, is incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(21) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Thompson, Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(22) Amendment and Revised Schedule A dated June 1, 2010 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Thompson, Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.

(d)(23) Investment Advisory Agreement dated January 29, 2010 between the Registrant and PNC Capital Advisors, LLC, relating to the UA S&P 500 Index Fund, is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(24) Investment Advisory Agreement dated May 28, 2004 between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective

Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000093 on February 25, 2005.

(d)(25) Expense Limitation Agreement dated March 1, 2008, between the Registrant and Haverford Investment Management, Inc., relating to the Haverford Quality Growth Stock Fund, is incorporated herein by reference to exhibit
(d)(25) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(26) Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.

(d)(27) Schedule A, dated December 16, 2005, as last amended November 14, 2012, to the Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 202 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000594 on December 19, 2012.

(d)(28) Amended and Restated Expense Limitation Agreement dated February 26, 2013, between the Registrant and Westwood Management Corp., relating to the Westwood Family of Funds, is incorporated herein by reference to exhibit
(d)(28) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(29) Investment Sub-Advisory Agreement dated December 27, 2011, between Westwood Management Corp. and SKY Harbor Capital Management, LLC, relating to the Westwood Short Duration High Yield Fund, is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(30) Investment Advisory Agreement dated February 27, 2006 between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.

(d)(31) Expense Limitation Agreement dated March 1, 2008 between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit
(d)(28) of Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000245 on June 30, 2010.

(d)(32) Investment Advisory Agreement dated September 21, 2009 between the Registrant and Pennant Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post- Effective Amendment No. 115 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09- 000594 on November 30, 2009.

(d)(33) Investment Advisory Agreement dated March 31, 2010 between the Registrant and Sands Capital Management, LLC is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000173 on April 30, 2010.

(d)(34) Expense Limitation Agreement dated March 31, 2010, between the Registrant and Sands Capital Management, LLC, relating to the Sands Capital Global Growth Fund, is incorporated herein by reference to exhibit (d)(34) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(35) Investment Advisory Agreement dated March 24, 2011, between the Registrant and AlphaOne Investment Services, LLC, relating to the AlphaOne Family of Funds, is incorporated herein by reference to exhibit (d)(35) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(36) Expense Limitation Agreement, effective as of March 28, 2011, between the Registrant and AlphaOne Investment Services, LLC, relating to the AlphaOne Family of Funds, is incorporated herein by reference to exhibit (d)(43) of Post-Effective Amendment No. 154 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000353 on June 29, 2011.

(d)(37) Investment Advisory Agreement dated June 20, 2011, between the Registrant and Loomis, Sayles & Company, L.P., relating to the Loomis Sayles Full Discretion Institutional Securitized Fund, is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(38) Expense Limitation Agreement dated December 15, 2011, between the Registrant and Loomis, Sayles & Company, L.P., relating to the Loomis Sayles Full Discretion Institutional Securitized Fund, is incorporated herein by reference to exhibit (d)(38) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(39) Investment Advisory Agreement dated December 19, 2011, between the Registrant and CBRE Clarion Securities LLC, relating to the CBRE Clarion Long/Short Fund and CBRE Clarion Global Infrastructure Value Fund, is incorporated herein by reference to exhibit (d)(39) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(40) Revised Schedule A dated May 14, 2013 to the Investment Advisory Agreement between the Registrant and CBRE Clarion Securities LLC, relating to the CBRE Clarion Long/Short Fund and CBRE Clarion Global Infrastructure Value Fund, to be filed by amendment.

(d)(41) Amended and restated Expense Limitation Agreement dated May 14, 2013 between the Registrant and CBRE Clarion Securities LLC, relating to the CBRE Clarion Long/Short Fund and CBRE Clarion Global Infrastructure Value Fund, to be filed by amendment.

(d)(42) Investment Advisory Agreement dated February 20, 2012, between the Registrant and Hamlin Capital Management, LLC, relating to the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (d)(45) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000195 on March 28, 2012.

(d)(43) Amended and Restated Expense Limitation Agreement dated April 30, 2013, between the Registrant and Hamlin Capital Management, LLC, relating to the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (d)(42) of Post-Effective Amendment No. 210 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000257 on April 30, 2013.

(d)(44) Investment Advisory Agreement between the Trust and Citigroup First Investment Management Americas LLC, relating to the Citi Market Pilot 2020 Fund, Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund, is incorporated herein by reference to exhibit (d)(47) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(d)(45) Expense Limitation Agreement between the Registrant and Citigroup First Investment Management Americas LLC, relating to the Citi Market Pilot 2020 Fund, Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund, is incorporated herein by reference to exhibit (d)(48) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(d)(46) Investment Advisory Agreement dated February 3, 2012, between the Trust and Thomson Horstmann & Bryant, Inc., relating to the Thomson Horstmann & Bryant MicroCap Fund, is incorporated herein by reference to exhibit (d)(45) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(47) Expense Limitation Agreement dated March 28, 2012, between the Registrant and Thomson Horstmann & Bryant, Inc., relating to the Thomson Horstmann & Bryant MicroCap Fund, is incorporated herein by reference to exhibit (d)(46) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(48) Investment Advisory Agreement between the Trust and Cornerstone Advisors, Inc., relating to the Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (d)(51) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(49) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Parametric Portfolio Associates LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit
(d)(52) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(50) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and LSV Asset Management, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(53) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(51) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Harris Associates L.P., relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(54) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(52) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Thornburg Investment Management Inc, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit
(d)(55) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(53) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Marsico Capital Management, LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit
(d)(56) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(54) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Turner Investments, L.P., relating to the Cornerstone Advisors Global Public Equity Fund and Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(57) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(55) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Cramer Rosenthal McGlynn LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(58) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(56) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Fairpointe Capital LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(59) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(57) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Phocas Financial Corporation, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(60) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(58) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and TCW Investment Management Company, relating to the Cornerstone Advisors Global Public Equity Fund, to be filed by amendment.

(d)(59) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Allianz Global Investors Capital LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit
(d)(62) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(60) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Acadian Asset Management LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(63) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(61) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Driehaus Capital Management LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit
(d)(64) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(62) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and OFI SteelPath, Inc., relating to the Cornerstone Advisors Income Opportunities Fund, to be filed by amendment.

(d)(63) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and AlphaSimplex Group, LLC, relating to the Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(66) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(64) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and AQR Capital Management, LLC, relating to the Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(67) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(65) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and ClariVest Asset Management LLC, relating to the Cornerstone Advisors Public Alternatives Fund, to be filed by amendment.

(d)(66) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Kayne Anderson Capital Advisors, L.P., relating to the Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (d)(69) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(67) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and BlackRock Investment Management, LLC, relating to the Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (d)(70) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(68) Form of Investment Advisory Agreement between the Registrant and Harvest Global Investments Limited is incorporated herein by reference to exhibit (d)(71) of Post-Effective Amendment No. 200 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000571 on December 7, 2012.

(d)(69) Form of Expense Limitation Agreement between the Registrant and Harvest Global Investments Limited is incorporated herein by reference to exhibit
(d)(72) of Post-Effective Amendment No. 200 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000571 on December 7, 2012.

(e)(1) Distribution Agreement dated November 14, 1991, as amended and restated August 8, 1994, between the Registrant and SEI Financial Services Company (now, SEI Investments Distribution Co.) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.

(e)(2) Distribution Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company) is incorporated herein by reference to exhibit (e)(4) of Post- Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03- 000108 on February 28, 2003.

(e)(3) Amendment No. 1, effective as of August 30, 2010, to the Distribution Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to exhibit
(e)(3) of Post-Effective Amendment No. 158 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000517 on September 16, 2011.

(e)(4) Amended and Restated Sub-Distribution and Servicing Agreement dated November 10, 1997 between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit (6)(c) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-008087 on February 27, 1998.

(e)(5) Revised Form of Amended Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co. is incorporated herein by reference to exhibit
(e)(2) of Post-Effective Amendment No. 76 to the Registration Statement of The Advisors' Inner Circle Fund II (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(f) Not applicable.

(g)(1) Custodian Agreement dated August 12, 1991 between the Registrant and CoreStates Bank N.A. (now, US Bank, National Association) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(g)(2) Amendment dated May 21, 2001 to the Custodian Agreement dated August 12, 1991 between the Registrant and First Union National Bank (now, U.S. Bank, National Association) is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.

(g)(3) Amended Fee Schedule dated February 18, 2004 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, National Association (now U.S. Bank, National Association) is incorporated herein by reference to exhibit (g)(7) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N- 1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04- 000095 on March 1, 2004.

(g)(4) Amendment and Assignment dated August 8, 2006 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, N.A., (now U.S. Bank, National Association) assigning the Custodian Agreement to U.S. Bank, National Association is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000367 on August 28, 2006.

(g)(5) Amendment dated March 14, 2007 to the Custodian Agreement dated August 12, 1991 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to exhibit (g)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(g)(6) Custodian Agreement dated November 13, 2007 between the Registrant and Union Bank of California, N.A., to be filed by amendment.

(g)(7) Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000264 on April 30, 2003.

(g)(8) Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.

(g)(9) Custody Agreement between the Registrant and The Northern Trust Company, to be filed by amendment.

(g)(10) Global Custodial Services Agreement between the Registrant and Citi Global Transaction Services, to be filed by amendment.

(g)(11) Amended Fee Schedule to the Global Custodial Services Agreement between the Registrant and Citi Global Transaction Services, to be filed by amendment.

(g)(12) Custodial Services Agreement between the Registrant and The Bank of New York Mellon, relating to the Cambiar Aggressive Value Fund and Cambiar Opportunity Fund, to be filed by amendment.

(h)(1) Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, is incorporated herein by reference to exhibit (h)(3) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(h)(2) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(h)(3) Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit (h)(24) of Post-Effective Amendment No. 98 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000218 on June 15, 2007.

(h)(4) AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.

(h)(5) Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000495 on August 28, 2003.

(h)(6) AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit
(h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.

(h)(7) Agency Agreement dated April 1, 2006 between the Registrant and DST Systems, Inc., is incorporated herein by reference to exhibit (h)(7) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(h)(8) Amendment dated April 1, 2009 to the Agency Agreement dated April 1, 2006 between the Registrant and DST Systems, Inc., to be filed by amendment.

(h)(9) Amended Fee Schedule, dated August 30, 2012, to the Agency Agreement dated April 1, 2006 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(10) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(h)(10) Transfer Agency Agreement dated May 31, 2007 between the Registrant and UMB Fund Services, Inc. is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.

(h)(11) Transfer Agency Services Agreement between the Registrant and Atlantic Fund Services, to be filed by amendment.

(h)(12) Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., to be filed by amendment.

(h)(13) Amendment to the Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., to be filed by amendment.

(h)(14) Shareholder Services Plan, relating to the Investor Class Shares of the Cambiar Funds, is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000154 on April 16, 2004.

(h)(15) Revised Exhibit A to the Shareholder Services Plan, relating to Investor Class Shares of the Cambiar Funds, is incorporated herein by reference to exhibit (h)(11) of Post- Effective Amendment No. 168 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11- 000735 on November 30, 2011.

(h)(16) Shareholder Services Plan, relating to the Retail Class Shares of the Edgewood Growth Fund, is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment No. 89 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000148 on April 14, 2006.

(h)(17) Shareholder Services Plan, relating to Institutional Shares of the Westwood Funds, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrants Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.

(h)(18) Exhibit A to the Shareholder Services Plan, relating to the Institutional Shares of the Westwood Funds, is incorporated herein by reference to exhibit (h)(14) of Post-Effective Amendment No. 140 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000194 on March 28, 2011.

(h)(19) Shareholder Services Plan, relating to the Investor Class Shares of the Sands Capital Global Growth Fund, is incorporated herein by reference to exhibit (h)(30) of Post- Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2010.

(h)(20) Shareholder Services Plan, relating to R Class Shares of the AlphaOne Funds, is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000199 on March 30, 2011.

(h)(21) Shareholder Services Plan, relating to Investor Class and Institutional Shares of the CBRE Clarion Long/Short Fund and CBRE Clarion Global Infrastructure Value Fund, is incorporated herein by reference to exhibit
(h)(17) of Post-Effective Amendment No. 171 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000783 on December 28, 2011.

(h)(22) Revised Schedule A dated May 14, 2013 to the Shareholder Services Plan, relating to Investor Class and Institutional Shares of the CBRE Clarion Long/Short Fund and CBRE Clarion Global Infrastructure Value Fund, to be filed by amendment.


(h)(23) Shareholder Services Plan, relating to the A Shares of the Citi Market Pilot 2020 Fund, Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund, to be filed by amendment.

(h)(24) Shareholder Services Plan, relating to the Investor Class Shares of the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (h)(22) of Post- Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000195 on March 28, 2012.

(h)(25) Shareholder Services Plan, relating to the Investor Class Shares of the Thomson Horstmann & Bryant MicroCap Fund, is incorporated herein by reference to exhibit (h)(23) of Post-Effective Amendment No. 184 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000197 on March 28, 2012.

(h)(26) Shareholder Services Plan, relating to the Institutional Shares of the Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (h)(26) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(i) Not Applicable.

(j) Not Applicable.

(k) Not Applicable.

(l) Not Applicable.

(m)(1) Distribution Plan dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.

(m)(2) Schedule A, as last amended November 14, 2012, to the Distribution Plan dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m)(2) of Post-Effective Amendment No. 202 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000594 on December 19, 2012.

(m)(3) Distribution Plan dated September 17, 2002, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is incorporated herein by reference to exhibit (m)(6) of Post- Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04- 000242 on June 1, 2004.

(m)(4) Amended Schedule A dated November 13, 2007 to the Distribution Plan dated September 17, 2002, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is incorporated herein by reference to exhibit (m)(4) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.

(n)(1) Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007 (including Schedules and Certificates of Class Designation thereto) is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 127 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000392 on September 3, 2010.

(n)(2) Revised Schedule F and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Westwood Family of Funds, are incorporated herein by reference to exhibit (n)(2) of Post-Effective Amendment No. 202 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000594 on December 19, 2012.

(n)(3) Schedule I and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Multiple Class Plan dated February 21, 2007, relating to the AlphaOne Family of Funds, are incorporated herein by reference to exhibit (n)(4) of Post- Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000199 on March 30, 2011.

(n)(4) Revised Schedule C to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (n)(5) of Post-Effective Amendment No. 168 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000735 on November 30,
2011.

(n)(5) Revised Schedule J and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the CBRE Clarion Long/Short Fund and CBRE Clarion Global Infrastructure Value Fund, to be filed by amendment.

(n)(6) Schedule K and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Citi Market Pilot 2020 Fund, Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund, is incorporated herein by reference to exhibit (n)(7) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(n)(7) Schedule N and Certificate of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Harvest China All Assets Fund and the Harvest Intermediate Bond Fund , is incorporated herein by reference to exhibit (n)(8) of Post-Effective Amendment No. 200 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000571 on December 7, 2012.

(o) Not Applicable.

(p)(1) Registrant's Code of Ethics dated November 2007 is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.

(p)(2) HGK Asset Management, Inc. Revised Code of Ethics dated October 23, 2009 is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2010.

(p)(3) LSV Asset Management Revised Code of Ethics dated January 19, 2007 is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(4) Cambiar Investors LLC Revised Code of Ethics dated January 2012 is incorporated herein by reference to exhibit (p)(4) of Post-Effective Amendment No. 194 to the Registrant's Registration

Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000394 on August 28, 2012.

(p)(5) Investment Counselors of Maryland, LLC Revised Code of Ethics dated March 13, 2007 is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(6) C.S. McKee, LLP Revised Code of Ethics, to be filed by amendment.

(p)(7) Thompson, Siegel & Walmsley, LLC Revised Code of Ethics, is incorporated herein by reference to exhibit (p)(7) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(8) First Manhattan Co. Revised Code of Ethics dated December 2006 is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(9) Haverford Investment Management, Inc. Revised Code of Ethics, is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(10) AIG Asset Management (U.S.), LLC Revised Code of Ethics dated September 13, 2007 is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.

(p)(11) Rice Hall James & Associates, LLC Revised Code of Ethics, is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(12) Acadian Asset Management, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(13) Westwood Management Corp. Revised Code of Ethics is incorporated herein by reference to exhibit (p)(13) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(14) Edgewood Management LLC Revised Code of Ethics, to be filed by amendment.

(p)(15) PNC Capital Advisors, LLC Code of Ethics dated October 8, 2009 is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2010.

(p)(16) Pennant Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 112 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000365 on August 21, 2009.

(p)(17) Sands Capital Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 117 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000009 on January 15, 2010.

(p)(18) AlphaOne Investment Services, LLC Code of Ethics dated May 1, 2011, is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 158 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000517 on September 16, 2011.

(p)(19) Loomis, Sayles & Company L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(20) CBRE Clarion Securities LLC Code of Ethics is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(21) SKY Harbor Capital Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(22) Hamlin Capital Management, LLC Code of Ethics, is incorporated herein by reference to exhibit (p)(23) of Post-Effective Amendment No. 184 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000197 on March 28, 2012.

(p)(23) Thomson Horstmann & Bryant, Inc. Code of Ethics, is incorporated herein by reference to exhibit (p)(24) of Post-Effective Amendment No. 184 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000197 on March 28, 2012.

(p)(24) SEI Investments Distribution Co. Code of Ethics as revised January 1, 2012 is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 200 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000571 on December 7, 2012.

(p)(25) Citigroup First Investment Management Americas LLC Code of Ethics is incorporated herein by reference to exhibit (p)(26) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(p)(26) Cornerstone Advisors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(27) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(27) Parametric Portfolio Associates LLC Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(28) Harris Associates L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(29) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(29) Thornburg Investment Management Inc Code of Ethics is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(30) Marsico Capital Management, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(31) Turner Investments, L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(32) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(32) Cramer Rosenthal McGlynn LLC Code of Ethics is incorporated herein by reference to exhibit (p)(33) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(33) Fairpointe Capital LLC Code of Ethics is incorporated herein by reference to exhibit (p)(34) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(34) Phocas Financial Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(35) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(35) TCW Investment Management Company Code of Ethics, is to be filed by amendment.

(p)(36) Amendment to the TCW Investment Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(37) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(37) Allianz Global Investors Capital LLC Code of Ethics is incorporated herein by reference to exhibit (p)(38) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form

N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(38) Driehaus Capital Management LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(38) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(39) OFI SteelPath, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(39) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(40) AlphaSimplex Group, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(41) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(41) AQR Capital Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(42) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(42) ClariVest Asset Management LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(42) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(43) Kayne Anderson Capital Advisors, L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(44) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(44) BlackRock Financial Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(45) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(45) Harvest Global Investments Limited Code of Ethics is incorporated herein by reference to exhibit (p)(46) of Post-Effective Amendment No. 200 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000571 on December 7, 2012.

(q) Powers of Attorney for Ms. Betty L. Krikorian and Messrs. Robert A. Nesher, Michael Lawson, William M. Doran, John K. Darr, George J. Sullivan, Jr., Charles E. Carlbom, James M. Storey, Philip T. Masterson, Mitchell A. Johnson, Bruce Speca and Joseph T. Grause are filed herewith.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ACADIAN ASSET MANAGEMENT LLC
Acadian Asset Management LLC ("Acadian") serves as the investment adviser to the Acadian Emerging Markets Portfolio and Acadian Emerging Markets Debt Fund and as an investment sub-adviser to the Cornerstone Advisors Global Public Equity Fund. The principal address of Acadian is 260 Franklin Street, Boston, Massachusetts 02110. Acadian is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH        NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------
Laurent De Greef, Member of   Acadian Asset Management    Managing Director, asset
Board of Managers             (UK) Ltd                    management
--------------------------------------------------------------------------------------------------------
John Chisholm, Executive      Acadian Asset Management
Vice President, CIO, Member   (UK) Ltd                    Director, asset management
of Board of Managers
--------------------------------------------------------------------------------------------------------
                              Acadian Asset Management    Director, asset management
                              (UK) Ltd
Churchill Franklin, Executive --------------------------------------------------------------------------
Vice President, COO,          Acadian Asset Management
Member of Board of            (Australia) Ltd             Director, asset management
Managers                      --------------------------------------------------------------------------
                              Acadian Cayman Limited G.P. Director, asset management
--------------------------------------------------------------------------------------------------------
Ronald Frashure, Chairman,    Acadian Asset Management    Director, asset management
Member of Board of            (Singapore) Pte Ltd
Managers                      --------------------------------------------------------------------------
                              Acadian Cayman Limited G.P. Director, asset management
--------------------------------------------------------------------------------------------------------
Mark Minichiello, Executive   Acadian Asset Management    Director, asset management
Vice President, COO,          (UK) Ltd
Treasurer, Secretary, Member  --------------------------------------------------------------------------
of Board of Managers          Acadian Asset Management
                              (Singapore) Pte Ltd         Director, asset management
--------------------------------------------------------------------------------------------------------


                                       19



--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH      NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------
Ross Dowd, Executive Vice   Acadian Asset Management           Director, asset management
President, Head of Client   (UK) Ltd
Service, Member of Board of ----------------------------------------------------------------------------
Managers                    Acadian Cayman Limited G.P.        Director, asset management
                            ----------------------------------------------------------------------------
                            Acadian Asset Management           Director, asset management
                            (Singapore) Pte Ltd
--------------------------------------------------------------------------------------------------------
Linda Gibson, Member of     Director, Executive Vice
Board of Managers           President and Head of Global
                            Distribution - Old Mutual (US)
                            Holdings Inc. (a holding
                            company);
                            Acadian Asset Management LLC
                            (an investment advisor);
                            Barrow, Hanley, Mewhinney &
                            Strauss, LLC (an investment
                            advisor);
                            The Campbell Group, Inc. (a
                            holding company for The
                            Campbell Group LLC)
                            Echo Point Investment
                            Management, LLC (an
                            investment advisor);
                            Old Mutual (HFL) Inc. (a
                            holding company for Heitman        Affiliated Directorships
                            affiliated financial services
                            firms);
                            Investment Counselors of
                            Maryland, LLC (an investment
                            advisor);
                            Old Mutual Asset Management
                            International, Ltd. (an investment
                            advisor);
                            Copper Rock Capital Partners,
                            LLC (an investment advisor);
                            Old Mutual Investment Partners
                            (a registered broker-dealer);
                            Rogge Global Partners plc (an
                            investment advisor);
                            Thompson, Siegel & Walmsley
                            LLC (an investment advisor)
--------------------------------------------------------------------------------------------------------
Matthew Berger, Member of   Senior Vice President, Finance
Board of Managers           and Affiliate Management - Old
                            Mutual (US) Holdings Inc. (a
                            holding company);                  Affiliated Directorships
                            Acadian Asset Management LLC
                            (investment advisor)
--------------------------------------------------------------------------------------------------------
Christopher Hadley, Member  Executive Vice President, Head
of Board of Managers        of Human Resources - Old
                            Mutual (US) Holdings Inc. (a       Affiliated Directorships
--------------------------------------------------------------------------------------------------------


                                       20



--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH     NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------
                           holding company);
                           Acadian Asset Management LLC
                           (an investment advisor)
--------------------------------------------------------------------------------------------------------
Aidan Riordan, Member of   Executive Vice President, Head
Board of Managers          of Affiliate Management - Old
                           Mutual (US) Holdings Inc. (a
                           holding company);
                           Acadian Asset Management LLC       Affiliated Directorships
                           (an investment advisor);
                           Copper Rock Capital Partners
                           LLC (an investment advisor);
                           Echo Point Investment
                           Management, LLC (an
                           investment advisor)
--------------------------------------------------------------------------------------------------------
Stephen Belgrad, Member of Director, Chief Financial Officer
Board of Managers          and Executive Vice President-
                           Old Mutual (US) Holdings Inc.
                           (a holding company); Acadian
                           Asset Management LLC (an
                           investment advisor);
                           Old Mutual Asset Management        Affiliated Directorships
                           International, Ltd. (an investment
                           advisor)
--------------------------------------------------------------------------------------------------------

AIG ASSET MANAGEMENT (U.S.), LLC
AIG Asset Management (U.S.), LLC ("AIG") serves as the investment adviser for the AIG Money Market Fund. The principal address of AIG is 80 Pine Street, New
York, New York 10005. AIG is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of AIG has engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ALLIANZ GLOBAL INVESTORS U.S. LLC
Allianz Global Investors U.S. LLC ("Allianz Global Investors U.S.") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity
Fund. The principal address of Allianz Global Investors U.S. is 1633 Broadway,
New York, NY 10019. Allianz Global Investors U.S. is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of Allianz
Global Investors U.S. has engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.





                                       21


ALPHAONE INVESTMENT SERVICES, LLC
AlphaOne Investment Services, LLC ("AlphaOne") serves as the investment adviser for the AlphaOne Small Cap Growth Fund, AlphaOne Micro Cap Equity Fund and
AlphaOne U.S. Equity Long Short Fund. The principal address of AlphaOne is One
Tower Bridge, 100 Front Street, Suite 1250, West Conshohocken, PA 19428.
AlphaOne is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of AlphaOne has engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ALPHASIMPLEX GROUP, LLC
AlphaSimplex Group, LLC ("AlphaSimplex") serves as an investment sub-adviser for the Cornerstone Advisors Public Alternatives Fund. The principal address of
AlphaSimplex is One Cambridge Center, Cambridge, Massachusetts 02142.
AlphaSimplex is an investment adviser registered under the Investment Advisers
Act of 1940.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH      NAME AND PRINCIPAL BUSINESS         CONNECTION WITH OTHER
INVESTMENT ADVISER          ADDRESS OF OTHER COMPANY            COMPANY
--------------------------------------------------------------------------------------------------------
Andrew W. Lo                Massachusetts Institute of
Chief Investment            Technology (MIT) -- Sloan School    Charles E. and Susan T. Harris
Strategist, Chairman of the of Management                       Professor
Board                       100 Main Street
                            E62-618
                            Cambridge, MA 02142                 Director of the Laboratory for
                            United States                       Financial Engineering
--------------------------------------------------------------------------------------------------------

AQR CAPITAL MANAGEMENT, LLC
AQR Capital Management, LLC ("AQR") serves as an investment sub-adviser for the Cornerstone Advisors Public Alternatives Fund. The principal address of AQR is
Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830. AQR is an investment adviser registered under the Investment Advisers Act of 1940.


--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH NAME AND PRINCIPAL BUSINESS     CONNECTION WITH OTHER
INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY        COMPANY
--------------------------------------------------------------------------------------------------------
Lasse Pedersen,        NYU Stern School of Business    John A. Paulson Professor of
Principal              Henry Kaufman Management Center Finance and Alternative
                       44 West Fourth Street           Investments, 2009 -- present (on
                       New York, NY 10012              leave)
                       --------------------------------------------------------------------------------
                       Copenhagen Business School      Professor (2011-present)
                       Howitzvej 60,
                       2000 Frederiksberg, Denmark
                       3815 3815
                       ---------------------------------------------------------------------------------
                       Financial Times Stock Exchange  Advisory Board Member (2009-
                       (FTSE)                          present)
                       1270 Avenue of the Americas
                       New York, NY 10020
                       ---------------------------------------------------------------------------------
                       NASDAQ OMX                      Economic Advisory Board
                       One Liberty Plaza               Member (2008-2011)
                       New York, NY
--------------------------------------------------------------------------------------------------------



                                       22



--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH NAME AND PRINCIPAL BUSINESS      CONNECTION WITH OTHER
INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY         COMPANY
--------------------------------------------------------------------------------------------------------
                       American Finance Association     Director (2011-present)
                       Haas School of Business
                       University of California
                       Berkeley, CA 94729-1900
                       ---------------------------------------------------------------------------------
                       Federal Reserve Bank of New York Member of Monetary Policy
                       33 Liberty Street                Panel (2010-2011)
                       New York, NY 10045               Member of Liquidity Working
                                                        Group (2009-2011)
--------------------------------------------------------------------------------------------------------
John Howard,           AllianceBernstein                Chief Financial Officer, March
Principal and Chief    1345 Avenue of the Americas      2010 through February 2011
Operating Officer      New York, New York 10105
--------------------------------------------------------------------------------------------------------

BLACKROCK FINANCIAL MANAGEMENT, LLC
BlackRock Financial Management, LLC ("BlackRock") serves as an investment sub-adviser for the Cornerstone Advisors Real Assets Fund. The principal address of BlackRock is 55 East 52(nd) Street New York, New York 10055.
BlackRock is an investment adviser registered under the Investment Advisers Act of 1940.

The information required by this Item 31 with respect to each director, officer or partner of BlackRock for the fiscal years ended October 31, 2011 and 2012 is incorporated herein by reference to Form ADV filed by BlackRock with the SEC.

CAMBIAR INVESTORS LLC
Cambiar Investors LLC ("Cambiar") serves as the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar
Small Cap Fund, the Cambiar Aggressive Value Fund, the Cambiar SMID Fund
(formerly, the Cambiar Smid 30 Fund) and the Cambiar Global Select Fund. The principal address of Cambiar is 2401 East Second Street, Suite 400, Denver,
Colorado 80206. Cambiar is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended April 30, 2011 and 2012, none of the directors, officers or partners of Cambiar is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.


CBRE CLARION SECURITIES LLC
CBRE Clarion Securities LLC ("CBRE Clarion") serves as the investment adviser for the CBRE Clarion Long/Short Fund. The principal address of CBRE Clarion is
201 King of Prussia Road, Suite 600, Radnor, PA 19087. CBRE Clarion is an investment adviser registered under the Investment Advisers Act of 1940.



--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH  NAME AND PRINCIPAL BUSINESS         CONNECTION WITH OTHER
INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY            COMPANY
--------------------------------------------------------------------------------------------------------
T. Ritson Ferguson      CBRE Clarion Global Real Estate     Interested Trustee
                        Income Fund (IGR)
Chief Executive Officer
and Co-Chief Investment c/o 201 King of Prussia Road, Suite
Officer                 600, Radnor, PA 19087
--------------------------------------------------------------------------------------------------------


                                       23


--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH     NAME AND PRINCIPAL BUSINESS         CONNECTION WITH OTHER
INVESTMENT ADVISER         ADDRESS OF OTHER COMPANY            COMPANY
--------------------------------------------------------------------------------------------------------
                           CBRE Clarion Global, Ltd.           Director
                           c/o 201 King of Prussia Road, Suite
                           600, Radnor, PA 19087
--------------------------------------------------------------------------------------------------------
Joseph P. Smith            CBRE Clarion Global, Ltd.           Director
Managing Director and      c/o 201 King of Prussia Road, Suite
Co-Chief Investment        600, Radnor, PA 19087
Officer
--------------------------------------------------------------------------------------------------------
Jarrett B. Kling           Hirtle Callaghan Trust              Trustee
Managing Director -- Sales 300 Barr Harbor Dr, Suite 500
and Marketing              West Conshohocken, PA 19428
                           -----------------------------------------------------------------------------
                           Old Mutual Funds I                  Trustee (resigned 2012)
                           4643 South Ulster Street
                           Suite 600
                           Denver, CO 80237-2853
                           -----------------------------------------------------------------------------
                           Old Mutual Funds II                 Trustee (resigned 2012)
                           4643 South Ulster Street
                           Suite 600
                           Denver, CO 80237-2853
                           -----------------------------------------------------------------------------
                           Boys and Girls Clubs of America     National Trustee
                           1275 Peachtree Street NE
                           Atlanta, GA 30309-3506
--------------------------------------------------------------------------------------------------------
William Zitelli            CBRE Clarion Global Real Estate     Chief Compliance Officer
                           Income Fund (IGR)
General Counsel
                           c/o 201 King of Prussia Road, Suite
                           600, Radnor, PA 19087
--------------------------------------------------------------------------------------------------------
Jonathan Blome             CBRE Clarion Global Real Estate     Chief Financial Officer
                           Income Fund (IGR)
Chief Financial Officer
                           c/o 201 King of Prussia Road, Suite
                           600, Radnor, PA 19087
--------------------------------------------------------------------------------------------------------





                                       24


CITIGROUP FIRST INVESTMENT MANAGEMENT AMERICAS LLC

Citigroup First Investment Management Americas LLC ("Citi") serves as the investment adviser for the Citi Market Pilot 2020 Fund, Citi Market Pilot 2030
Fund and Citi Market Pilot 2040 Fund.  The principal address of Citi is 388
Greenwich Street, New York, New York 10013. Citi is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]


--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH      NAME AND PRINCIPAL BUSINESS      CONNECTION WITH OTHER
INVESTMENT ADVISER          ADDRESS OF OTHER COMPANY         COMPANY
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

CLARIVEST ASSET MANAGEMENT LLC
ClariVest Asset Management LLC ("ClariVest") serves as an investment sub-adviser for the Cornerstone Advisors Public Alternatives Fund. The principal address of ClariVest is 11452 El Camino Real, Suite 250, San Diego,
California 92130. ClariVest is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH NAME AND PRINCIPAL BUSINESS    CONNECTION WITH OTHER
INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY       COMPANY
--------------------------------------------------------------------------------------------------------
Richard Rossi          Eagle Asset Management Inc.    Director, President, Co-Chief
Manager                880 Carillon Parkway           Operating Officer
                       St Petersburg, FL 33716
                       ---------------------------------------------------------------------------------
                       ClariVest Asset Management LLC Manager
                       11452 El Camino Real
                       Suite 250
                       San Diego, CA 92130
--------------------------------------------------------------------------------------------------------
J. Cooper Abbott       Eagle Asset Management Inc.    Director, Executive Vice
Manager                880 Carillon Parkway           President - Investments, Co-Chief
                       St Petersburg, FL 33716        Operating Officer
                       ---------------------------------------------------------------------------------
                       ClariVest Asset Management LLC Manager
                       11452 El Camino Real
                       Suite 250
                       San Diego, CA 92130
--------------------------------------------------------------------------------------------------------
Courtland James        Eagle Asset Management Inc.    Vice President, Business
Manager                880 Carillon Parkway           Development
                       St Petersburg, FL 33716
                       ---------------------------------------------------------------------------------
                       ClariVest Asset Management LLC Manager
                       11452 El Camino Real
                       Suite 250
                       San Diego, CA 92130
--------------------------------------------------------------------------------------------------------





                                       25


CORNERSTONE ADVISORS, INC.
Cornerstone Advisors, Inc. ("Cornerstone") serves as the investment adviser for the Cornerstone Advisors Global Public Equity, Cornerstone Advisors Income
Opportunities, Cornerstone Advisors Public Alternatives and Cornerstone
Advisors Real Assets Funds. The principal address of Cornerstone is 225
108th Avenue NE, Suite 400, Bellevue, Washington 98004-5782. Cornerstone is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH NAME AND PRINCIPAL BUSINESS         CONNECTION WITH OTHER
INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY            COMPANY
--------------------------------------------------------------------------------------------------------
William Savoy          BSquare                             Director
Director / Shareholder 110 -- 110(th) Avenue NE, Suite 200
                       Bellevue, WA 98004
--------------------------------------------------------------------------------------------------------
William Cornelius      Tum-a-Lum Lumber                    Interim CEO
Director               432 SE Dorion
                       Pendleton, OR 97801
--------------------------------------------------------------------------------------------------------
Anne Farrell           Seattle Foundation                  President Emeritus
Director               1200 -- 5(th) Avenue, Suite 1300
                       Seattle, WA 98101
                       ---------------------------------------------------------------------------------
                       REI                                 Director
                       6750 S 228(th)
                       Kent, WA 98032
--------------------------------------------------------------------------------------------------------

CRAMER ROSENTHAL MCGLYNN LLC
Cramer Rosenthal McGlynn LLC ("CRM") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of
CRM is 520 Madison Avenue, 20th Floor, New York, NY 10022. CRM is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of CRM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

C. S. MCKEE, L.P.
C. S. McKee, L.P. ("C.S. McKee") serves as the investment adviser to the McKee
International Equity Portfolio. The principal address of C.S. McKee is One
Gateway Center, Pittsburgh, Pennsylvania 15222. C.S. McKee is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2011 and 2012.


--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS      CONNECTION WITH OTHER
INVESTMENT ADVISER            ADDRESS OF OTHER COMPANY         COMPANY
--------------------------------------------------------------------------------------------------------
Gregory M. Melvin             Dartmouth Capital, Inc.          President
Chief Investment Officer      750 Stonegate Drive
                              Wexford, PA 15090
--------------------------------------------------------------------------------------------------------





                                       26


DRIEHAUS CAPITAL MANAGEMENT LLC
Driehaus Capital Management LLC ("Driehaus") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Driehaus is 25 East Erie Street, Chicago, IL 60611.
Driehaus is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is as of December 31, 2012 and is true for fiscal years 2011 and 2012 unless otherwise noted.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH       NAME OF OTHER COMPANY          CONNECTION WITH OTHER
INVESTMENT ADVISER                                          COMPANY
--------------------------------------------------------------------------------------------------------
Richard H. Driehaus          Driehaus Capital Holdings LLC* Chairman
Chairman and Chief           ---------------------------------------------------------------------------
Investment Officer           Driehaus Mutual Funds**        Trustee
                             ---------------------------------------------------------------------------
                             Driehaus Securities LLC***     Chairman
--------------------------------------------------------------------------------------------------------
Robert H. Gordon             Driehaus Capital Holdings LLC* President and Chief Executive
President and Chief                                         Officer
Executive Officer            ---------------------------------------------------------------------------
                             Driehaus Mutual Funds**        President since 2011; Senior
                                                            Vice President from 2006 to
                                                            2011.
                             ---------------------------------------------------------------------------
                             Driehaus Securities LLC***     President and Chief Executive
                                                            Officer
--------------------------------------------------------------------------------------------------------
Janet L. McWilliams          Driehaus Capital Holdings LLC* Senior Vice President and
Managing Director,                                          Secretary since 2012.
Secretary and General        ---------------------------------------------------------------------------
Counsel since 2012;          Driehaus Mutual Funds**        Assistant Vice President since
Assistant Vice President and                                2006; Chief Compliance Officer
Chief Compliance Officer                                    from 2006 to 2012.
from 2006 to 2012.           ---------------------------------------------------------------------------
                             Driehaus Securities LLC***     Managing Director, Secretary
                                                            and General Counsel since 2012;
                                                            Assistant Vice President and
                                                            Chief Compliance Officer from
                                                            2006 to 2012.
--------------------------------------------------------------------------------------------------------
Michelle L. Cahoon           Driehaus Capital Holdings LLC* Vice President, Treasurer and
Managing Director,                                          Chief Financial Officer
Treasurer and Chief          ---------------------------------------------------------------------------
Financial Officer            Driehaus Mutual Funds**        Vice President and Treasurer
                             ---------------------------------------------------------------------------
                             Driehaus Securities LLC***     Managing Director, Treasurer
                                                            and Chief Financial Officer
--------------------------------------------------------------------------------------------------------
Stephen T. Weber             Driehaus Securities LLC***     Managing Director, Sales and
Managing Director, Sales                                    Relationship Management
and Relationship
Management
--------------------------------------------------------------------------------------------------------
Kaaren Sagastume             Driehaus Securities LLC***     Managing Director, IT,
Managing Director, IT,                                      Operations and Trading
Operations and Trading
--------------------------------------------------------------------------------------------------------
Thomas M. Seftenberg         Driehaus Securities LLC***     Managing Director, Relationship
Managing Director,                                          Management and Marketing
Relationship Management
and Marketing
--------------------------------------------------------------------------------------------------------
Michael R. Shoemaker         Driehaus Mutual Funds**        Assistant Vice President and
Assistant Vice President and                                Chief Compliance Officer
Chief Compliance Officer     ---------------------------------------------------------------------------
since 2012; Associate Chief  Driehaus Securities LLC***     Assistant Vice President and
Compliance Officer from                                     Chief Compliance Officer
2011 to 2012; Senior         ---------------------------------------------------------------------------
Compliance Analyst from      Pacific Investment Management  Compliance Officer from 2010
                             Company LLC                    to 2011.
                             860 Newport Center Drive
--------------------------------------------------------------------------------------------------------


                                       27



--------------------------------------------------------------------------------------------------------
2007 to 2010.             Newport Beach, CA 92660
--------------------------------------------------------------------------------------------------------
Michael P. Kailus         Driehaus Mutual Funds**      Assistant Secretary and Anti-
Assistant Secretary since                              Money Laundering Compliance
2010.                                                  Officer since 2010.
                          ------------------------------------------------------------------------------
                          Driehaus Securities LLC***   Assistant Secretary since 2010.
                          ------------------------------------------------------------------------------
                          Superfund USA, LLC           Associate General Counsel from
                          850 W Jackson Blvd, Ste. 600 2005 to 2010.
                          Chicago, IL 60607
--------------------------------------------------------------------------------------------------------

* Driehaus Capital Holdings LLC, located at 25 East Erie Street, Chicago, IL
60611, is a holding company and is the majority owner of Driehaus Capital
Management LLC and Driehaus Securities LLC.

** Driehaus Mutual Funds, located at 25 East Erie Street, Chicago, IL 60611, is an open-end management investment company registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940.

*** Driehaus Securities LLC, located at 25 East Erie Street, Chicago, IL 60611, is a limited-purpose broker-dealer registered with the Financial Industry
Regulatory Authority ("FINRA") and the U.S. Securities and Exchange
Commission.

EDGEWOOD MANAGEMENT LLC
Edgewood Management LLC ("Edgewood") serves as the investment adviser to the Edgewood Growth Fund. The principal address of Edgewood is 350 Park Avenue,
18th Floor, New York, New York 10022-6057. Edgewood is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of Edgewood has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

FAIRPOINTE CAPITAL LLC
Fairpointe Capital LLC ("Fairpointe") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of
Fairpointe is One N. Franklin Street, Suite 3300, Chicago, IL 60606. Fairpointe is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of Fairpointe has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

FIRST MANHATTAN CO.
First Manhattan Co. ("FMC") serves as the investment adviser for the FMC Select
Fund and FMC Strategic Value Fund. The principal address of FMC is 437 Madison
Avenue, New York, New York 10022. Effective March 25, 2013, the principal place of business will be 399 Park Avenue, New York, NY 10022-7001. FMC is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2010 and 2011.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH   NAME OF OTHER COMPANY    CONNECTION WITH OTHER
INVESTMENT ADVISER                                COMPANY
--------------------------------------------------------------------------------------------------------
David Sanford Gottesman, Berkshire Hathaway, Inc. Member, Board of Directors
--------------------------------------------------------------------------------------------------------


                                       28



--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH       NAME OF OTHER COMPANY          CONNECTION WITH OTHER
INVESTMENT ADVISER                                          COMPANY
--------------------------------------------------------------------------------------------------------
Senior Managing Director     American Museum of Natural     Trustee
                             History
                             ---------------------------------------------------------------------------
                             Mount Sinai Center             Trustee
                             ---------------------------------------------------------------------------
                             Yeshiva University             Trustee
--------------------------------------------------------------------------------------------------------
Daniel Rosenbloom, Senior    NYU Medical Center             Associate Trustee
Managing Director            ---------------------------------------------------------------------------
                             National Foundation for Facial Trustee
                             Reconstruction
--------------------------------------------------------------------------------------------------------
Charles M. Rosenthal, Senior Carnegie Hall                  Trustee
Managing Director            ---------------------------------------------------------------------------
                             Marine Biological Laboratory   Trustee
--------------------------------------------------------------------------------------------------------
Arthur Joel Stainman, Senior Ark Restaurants Corp.          Member, Board of Directors
Managing Director            ---------------------------------------------------------------------------
                             Rider University               Trustee
--------------------------------------------------------------------------------------------------------
Robert W. Gottesman, Chief   Gruss Foundation               Trustee
Executive Officer and Senior
Managing Director
--------------------------------------------------------------------------------------------------------
William F. Guardenier,       John Hart Hunter Foundation    Trustee
Senior Managing Director     ---------------------------------------------------------------------------
                             New Hampton School             Trustee
--------------------------------------------------------------------------------------------------------

HAMLIN CAPITAL MANAGEMENT, LLC
Hamlin Capital Management, LLC ("Hamlin") serves as the investment adviser for the Hamlin High Dividend Equity Fund. The principal address of Hamlin is 477
Madison Avenue, Suite 520, New York, NY 10022. Hamlin is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH     NAME AND PRINCIPAL BUSINESS      CONNECTION WITH OTHER
INVESTMENT ADVISER         ADDRESS OF OTHER COMPANY         COMPANY
--------------------------------------------------------------------------------------------------------
Mark Stitzer -- Managing   Hamlin Capital Advisors, LLC     Owner
Partner                    5550 West Executive Drive, Suite
                           540
                           Tampa, FL 33609
--------------------------------------------------------------------------------------------------------
Joseph Bridy -- Partner &  Hamlin Capital Advisors, LLC     Owner
Fixed Income Portfolio     5550 West Executive Drive, Suite
Manager                    540
                           Tampa, FL 33609
--------------------------------------------------------------------------------------------------------
Chris D'Agnes -- Partner   Hamlin Capital Advisors, LLC     Owner
& Equity Portfolio         5550 West Executive Drive, Suite
Manager                    540
                           Tampa, FL 33609
--------------------------------------------------------------------------------------------------------
Charlie Garland -- Partner Hamlin Capital Advisors, LLC     Owner
and Equity Portfolio       5550 West Executive Drive, Suite
Manager                    540
                           Tampa, FL 33609
--------------------------------------------------------------------------------------------------------
Deborah Finegan -- Partner Hamlin Capital Advisors, LLC     Owner
& Chief Operating Officer  5550 West Executive Drive, Suite
                           540
                           Tampa, FL 33609
--------------------------------------------------------------------------------------------------------





                                       29



HARRIS ASSOCIATES L.P.

Harris Associates L.P. ("Harris") is a registered investment adviser under the Investment Advisers Act of 1940. Harris serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The directors and executive officers of Harris, or Harris Associates, Inc. ("HAI"), its general partner, have had as their sole business, profession, vocation or employment during the past two years only their duties as executive officers/employees of Harris;
Harris' ultimate parent company, Natixis Global Asset Management ("NGAM"); HAI;
Harris Associates Investment Trust ("HAIT"), a U.S. registered investment company consisting of the seven Oakmark Funds for which Harris serves as the advisor and sponsor; and/or Harris Associates Securities L.P. ("HASLP"), an affiliated limited-purpose broker-dealer of which Harris is a limited partner.
The business address of Harris, HAI, HAIT and HASLP is Two North LaSalle Street,
Suite 500, Chicago, Illinois 60602.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH          NAME OF OTHER COMPANY CONNECTION WITH OTHER
INVESTMENT ADVISER                                    COMPANY
--------------------------------------------------------------------------------------------------------
Robert M. Levy                  HAI                   Director, Chairman and Chief
Chairman, Chief Investment                            Investment Officer, Domestic
Officer, Domestic Equity and                          Equity
Portfolio Manager               ------------------------------------------------------------------------
                                HAIT                  Executive Vice President
                                ------------------------------------------------------------------------
                                HASLP                 Chairman and Chief Investment
                                                      Officer, Domestic Equity
--------------------------------------------------------------------------------------------------------
Kristi L. Rowsell               HAI                   Director and President
President                       ------------------------------------------------------------------------
                                HAIT                  Trustee and President
                                ------------------------------------------------------------------------
                                HASLP                 President
--------------------------------------------------------------------------------------------------------
Anthony P. Coniaris             HAIT                  Portfolio Manager (Oakmark
Portfolio Manager and Analyst                         Select Fund), since 2013
--------------------------------------------------------------------------------------------------------
John N. Desmond                 HAI                   Chief Operating Officer
Chief Operating Officer         ------------------------------------------------------------------------
                                HAIT                  Vice President
                                ------------------------------------------------------------------------
                                HASLP                 Chief Operating Officer
--------------------------------------------------------------------------------------------------------
Thomas E. Herman                HAI                   Chief Financial Officer and
Chief Financial Officer and                           Treasurer
Treasurer                       ------------------------------------------------------------------------
                                HAIT                  Principal Financial Officer, since
                                                      2011
                                ------------------------------------------------------------------------
                                HASLP                 Chief Financial Officer and
                                                      Treasurer
--------------------------------------------------------------------------------------------------------
David G. Herro                  HAI                   Director, Vice President and
Vice President, Chief                                 Chief Investment Officer,
Investment Officer,                                   International Equity
International Equity, Portfolio ------------------------------------------------------------------------
Manager and Analyst             HAIT                  Vice President and Portfolio
                                                      Manager (Oakmark Global Select
                                                      Fund, Oakmark International
                                                      Fund and Oakmark International
                                                      Small Cap Fund)
--------------------------------------------------------------------------------------------------------
Edward S. Loeb                  HAI                   Vice President, since 2012
Vice President and Portfolio
Manager
--------------------------------------------------------------------------------------------------------
Colin P. McFarland              HAI                   Chief Compliance Officer
Chief Compliance Officer
--------------------------------------------------------------------------------------------------------
Clyde S. McGregor               HAI                   Vice President
Vice President and Portfolio    ------------------------------------------------------------------------
Manager                         HAIT                  Vice President and Portfolio
                                                      Manager (Oakmark Equity and
                                                      Income Fund and Oakmark
                                                      Global Fund)
--------------------------------------------------------------------------------------------------------
Thomas W. Murray                HAI                   Vice President and Director of
Vice President, Director of                           Domestic Research, since 2012
Domestic Research, Portfolio    ------------------------------------------------------------------------
Manager and Analyst             HAIT                  Vice President and Portfolio
                                                      Manager (Oakmark Select Fund),
                                                      since 2013
--------------------------------------------------------------------------------------------------------
Michael J. Neary                HAI                   Managing Director, Marketing
                                                      and Client Relations
--------------------------------------------------------------------------------------------------------


                                       30



--------------------------------------------------------------------------------------------------------
Vice President and Managing
Director, Marketing and Client HAIT                       Vice President
Relations
--------------------------------------------------------------------------------------------------------
William C. Nygren              HAI                        Vice President
Vice President, Portfolio      -------------------------------------------------------------------------
Manager and Analyst            HAIT                       Vice President and Portfolio
                                                          Manager (Oakmark Fund,
                                                          Oakmark Select Fund and
                                                          Oakmark Global Select Fund)
--------------------------------------------------------------------------------------------------------
Janet L. Reali                 HAI                        Director, Vice President, General
Vice President, General                                   Counsel and Secretary
Counsel and Secretary          -------------------------------------------------------------------------
                               HAIT                       Vice President, Secretary and
                                                          Chief Legal Officer
                               -------------------------------------------------------------------------
                               HASLP                      General Counsel and Chief
                                                          Compliance Officer
--------------------------------------------------------------------------------------------------------
Robert A. Taylor               HAI                        Vice President and Director of
Vice President, Director of                               International Research
International Research,        -------------------------------------------------------------------------
Portfolio Manager and Analyst  HAIT                       Vice President and Portfolio
                                                          Manager (Oakmark Global Fund
                                                          and Oakmark International Fund)
--------------------------------------------------------------------------------------------------------
Pierre Servant                 HAI                        Director
                               -------------------------------------------------------------------------
                               Natixis Global Asset       Chief Executive Officer and
                               Management                 Member of Executive Committee
                               21 quai d'Austerlitz 75013
                               Paris, France
--------------------------------------------------------------------------------------------------------
John Hailer                    HAI                        Director
                               -------------------------------------------------------------------------
                               Natixis Global Asset       President and Chief Executive
                               Management LLC             Officer
                               399 Boylston Street
                               Boston, MA 02116
--------------------------------------------------------------------------------------------------------

HARVEST GLOBAL INVESTMENTS LIMITED
Harvest Global Investments Limited ("Harvest") serves as the investment adviser for the Harvest China All Assets Fund and the Harvest Intermediate Bond Fund.
The principal address of Harvest is 31/F One Exchange Square, 8 Connaught
Place, Central Hong Kong. Harvest is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]



--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH NAME AND PRINCIPAL BUSINESS CONNECTION WITH OTHER
INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY    COMPANY
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

HAVERFORD FINANCIAL SERVICES, INC.
Haverford Financial Services, Inc. ("Haverford") serves as the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania
19087-4546. Haverford is an investment adviser registered under the Investment
Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2011 and 2012.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH NAME AND PRINCIPAL BUSINESS CONNECTION WITH OTHER
INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY    COMPANY
--------------------------------------------------------------------------------------------------------
George W. Connell      The Haverford Trust Company Vice Chairman & Indirect Owner
--------------------------------------------------------------------------------------------------------


                                       31



--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH    NAME AND PRINCIPAL BUSINESS      CONNECTION WITH OTHER
INVESTMENT ADVISER        ADDRESS OF OTHER COMPANY         COMPANY
--------------------------------------------------------------------------------------------------------
Vice Chairman & Owner     3 Radnor Corporate Center, Suite
                          450
                          Radnor, PA 19087
                          ------------------------------------------------------------------------------
                          Haverford Trust Securities, Inc. Vice Chairman & Indirect Owner
                          3 Radnor Corporate Center, Suite
                          450
                          Radnor, PA 19087
                          ------------------------------------------------------------------------------
                          Drexel Morgan & Co.              CEO,President & Owner
                          3 Radnor Corporate Center, Suite
                          450
                          Radnor, PA 19087
                          ------------------------------------------------------------------------------
                          Drexel Morgan Capital Advisers,  Director, Indirect Owner
                          Inc.
                          3 Radnor Corporate Center, Suite
                          305
                          Radnor, PA 19087
--------------------------------------------------------------------------------------------------------
Joseph J. McLaughlin      The Haverford Trust Company      Chairman & CEO
Chairman, CEO & President 3 Radnor Corporate Center, Suite
                          450
                          Radnor, PA 19087
                          ------------------------------------------------------------------------------
                          Haverford Trust Securities, Inc. Registered Representative
                          3 Radnor Corporate Center, Suite
                          450
                          Radnor, PA 19087
--------------------------------------------------------------------------------------------------------
Binney H. C. Wietlisbach  The Haverford Trust Company      President
Executive Vice President  3 Radnor Corporate Center, Suite
                          450
                          Radnor, PA 19087
                          ------------------------------------------------------------------------------
                          Haverford Trust Securities, Inc. CEO & President
                          3 Radnor Corporate Center, Suite
                          450
                          Radnor, PA 19087
--------------------------------------------------------------------------------------------------------
Henry B. Smith            The Haverford Trust Company      Vice President & CIO
Vice President and CIO    3 Radnor Corporate Center, Suite
                          450
                          Radnor, PA 19087
                          ------------------------------------------------------------------------------
                          Haverford Trust Securities, Inc. Registered Representative
                          3 Radnor Corporate Center, Suite
                          450
                          Radnor, PA 19087
--------------------------------------------------------------------------------------------------------


                                       32



--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH   NAME AND PRINCIPAL BUSINESS       CONNECTION WITH OTHER
INVESTMENT ADVISER       ADDRESS OF OTHER COMPANY          COMPANY
--------------------------------------------------------------------------------------------------------
David Brune              The Haverford Trust Company       Vice President
Vice President           3 Radnor Corporate Center, Suite
                         450
                         Radnor, PA 19087
                         -------------------------------------------------------------------------------
                         Haverford Trust Securities, Inc.  Registered Representative
                         3 Radnor Corporate Center, Suite
                         450
                         Radnor, PA 19087
--------------------------------------------------------------------------------------------------------
John H. Donaldson        The Haverford Trust Company       Vice President
Vice President           3 Radnor Corporate Center, Suite
                         450
                         Radnor, PA 19087
--------------------------------------------------------------------------------------------------------
Timothy A. Hoyle         The Haverford Trust Company       Vice President
Vice President           3 Radnor Corporate Center, Suite
                         450
                         Radnor, PA 19087
                         -------------------------------------------------------------------------------
                         Haverford Trust Securities, Inc.  Registered Representative
                         3 Radnor Corporate Center, Suite
                         450
                         Radnor, PA 19087
--------------------------------------------------------------------------------------------------------
Jeffrey M. Bagley        The Haverford Trust Company       Vice President
Vice President           3 Radnor Corporate Center, Suite
                         450
                         Radnor, PA 19087
--------------------------------------------------------------------------------------------------------
MarieElena V. Ness       The Haverford Trust Company       VP & Chief Compliance Officer
Chief Compliance Officer 3 Radnor Corporate Center, Suite
                         450
                         Radnor, PA 19087
                         -------------------------------------------------------------------------------
                         Haverford Trust Securities, Inc.  VP & Chief Compliance Officer
                         3 Radnor Corporate Center, Suite
                         450
                         Radnor, PA 19087
                         -------------------------------------------------------------------------------
                         Drexel Morgan & Co.               VP & Chief Compliance Officer
                         3 Radnor Corporate Center, Suite
                         450
                         Radnor, PA 19087
                         -------------------------------------------------------------------------------
                         Regulatory Compliance Assistance, Sole Member
                         LLC
--------------------------------------------------------------------------------------------------------


                                       33


INVESTMENT COUNSELORS OF MARYLAND, LLC
Investment Counselors of Maryland, LLC ("ICM") serves as the investment adviser to the ICM Small Company Portfolio. The principal address of ICM is 803
Cathedral Street, Baltimore, Maryland 21201. ICM is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2011 and 2012.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH      NAME AND PRINCIPAL BUSINESS      CONNECTION WITH OTHER
INVESTMENT ADVISER          ADDRESS OF OTHER COMPANY         COMPANY
--------------------------------------------------------------------------------------------------------
William V. Heaphy, CFA      Cognapse, Inc.                   Director
CIO, Portfolio Manager      458 Main Street
                            Reisterstown, MD 21136
--------------------------------------------------------------------------------------------------------

KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Kayne Anderson Capital Advisors, L.P. ("KACALP") serves as an investment sub-adviser for the Cornerstone Advisors Real Assets Fund. The principal address of KACALP is 1800 Avenue of the Stars, Third Floor, Los Angeles,
California 90067. KACALP is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, the KACALP portfolio manager responsible for the management of the Cornerstone Advisors Real Assets Fund has not engaged in any other business profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

LOOMIS, SAYLES & COMPANY, L.P.
Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as the investment adviser to the Loomis Sayles Full Discretion Institutional Securitized Fund.
The address of Loomis Sayles is One Financial Center, Boston, Massachusetts
02111.  Loomis Sayles is an investment adviser registered under the Investment
Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2011 and 2012. Unless otherwise noted, the principal address of each business listed below is One Financial Center, Boston, Massachusetts
02111.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH    NAME AND PRINCIPAL BUSINESS      CONNECTION WITH OTHER
INVESTMENT ADVISER        ADDRESS OF OTHER COMPANY         COMPANY
--------------------------------------------------------------------------------------------------------
Robert J. Blanding        Loomis Sayles Funds I            President, CEO and Trustee
Chairman, President and   ------------------------------------------------------------------------------
Chief Executive Officer   Loomis Sayles Funds II           CEO and Trustee
                          ------------------------------------------------------------------------------
                          Natixis Funds Trust I            Trustee
                          ------------------------------------------------------------------------------
                          Natixis Funds Trust II           Trustee
                          ------------------------------------------------------------------------------
                          Natixis Funds Trust III          Trustee
                          ------------------------------------------------------------------------------
                          Natixis Funds Trust IV           Trustee
                          ------------------------------------------------------------------------------
                          Gateway Trust                    Trustee
                          ------------------------------------------------------------------------------
                          Hansberger International Series  Trustee
                          ------------------------------------------------------------------------------
                          Loomis Sayles Distributors, Inc. Director
                          ------------------------------------------------------------------------------
                          Loomis Sayles Investments Asia   Director
                          Pte. Ltd.
                          ------------------------------------------------------------------------------
                          Loomis Sayles Investments        Alternate Director
                          Limited
--------------------------------------------------------------------------------------------------------
Daniel J. Fuss            Loomis Sayles Funds I            Executive Vice President
Vice Chairman and         ------------------------------------------------------------------------------
Executive Vice            Loomis Sayles Funds II           Executive Vice President
President
--------------------------------------------------------------------------------------------------------
Pierre P. Servant         Natixis Global Asset Management  President and CEO
Director                  300 Boylston Street
                          Boston, MA 02116
                          ------------------------------------------------------------------------------
                          Natixis                          Member of the Executive
                                                           Committee
--------------------------------------------------------------------------------------------------------
John T. Hailer            NGAM Advisors, L.P.              President and CEO
Director                  ------------------------------------------------------------------------------
                          Natixis Global Asset Management, President and CEO
                          L.P.
                          ------------------------------------------------------------------------------
                          Natixis Funds Trust I            Trustee
                          ------------------------------------------------------------------------------
                          Natixis Funds Trust II           Trustee
                          ------------------------------------------------------------------------------
                          Natixis Funds Trust III          Trustee
                          ------------------------------------------------------------------------------
                          Natixis Funds Trust IV           Trustee
                          ------------------------------------------------------------------------------
                          Natixis Cash Management Trust    Trustee
                          ------------------------------------------------------------------------------
                          Gateway Trust                    Trustee
                          ------------------------------------------------------------------------------
                          Hansberger International Series  Trustee
                          ------------------------------------------------------------------------------
                          Loomis Sayles Funds I            Trustee
                          ------------------------------------------------------------------------------
                          Loomis Sayles Funds II           Trustee
--------------------------------------------------------------------------------------------------------
Kevin P. Charleston       Loomis Sayles Trust Co., LLC     Manager and President
Executive Vice
President and Chief
Financial Officer
--------------------------------------------------------------------------------------------------------
John F. Gallagher III     Loomis Sayles Distributors, Inc. President
Executive Vice
President and Director
of Institutional Services
--------------------------------------------------------------------------------------------------------



                                        34


--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH NAME AND PRINCIPAL BUSINESS      CONNECTION WITH OTHER
INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY         COMPANY
--------------------------------------------------------------------------------------------------------
Lauriann Kloppenburg   Loomis Sayles Trust Co., LLC     Manager
Executive Vice
President and Chief
Strategy Officer
--------------------------------------------------------------------------------------------------------
Jean S. Loewenberg     Loomis Sayles Distributors, Inc. Director
Executive Vice         ------------------------------------------------------------------------------
President, General     Loomis Sayles Trust Co., LLC     Manager and Secretary
Counsel and Secretary
--------------------------------------------------------------------------------------------------------

LSV ASSET MANAGEMENT
LSV Asset Management ("LSV") serves as the investment adviser to the LSV Value
Equity Fund, the LSV Conservative Core Equity Fund and the LSV Conservative
Value Equity Fund. LSV serves as the investment sub-adviser to the Cornerstone
Advisors Global Public Equity Fund. The address of LSV is 155 North Wacker
Drive, Suite 4600, Chicago, Illinois 60606. LSV is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of LSV has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

MARSICO CAPITAL MANAGEMENT, LLC
Marsico Capital Management, LLC ("Marsico") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Marsico is 1200 17th Street, Suite 1600,



                                       35


Denver, CO 80202. Marsico is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of Marsico has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

OFI STEELPATH, INC.
OFI SteelPath, Inc. ("OFI SteelPath") serves as an investment sub-adviser for the Cornerstone Advisors Income Opportunities Fund. The principal address of
OFI SteelPath is 2100 McKinney Ave., Suite 1401, Dallas, Texas 75201. OFI
SteelPath is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH NAME AND PRINCIPAL BUSINESS   CONNECTION WITH OTHER
INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY      COMPANY
--------------------------------------------------------------------------------------------------------
Gabriel Hammond        GKD Index Partners, LLC       Majority Partner
CEO, Portfolio Manager 1717 McKinney Avenue
                       Suite 1450
                       Dallas, TX 75202
                       ---------------------------------------------------------------------------------
                       PostRock Energy Corp.         Past Board Member (2011)
                       210 Park Ave.
                       Suite 2750
                       Oklahoma City, OK 73102
--------------------------------------------------------------------------------------------------------
James McCain           Ranger Funds Investment Trust Independent Trustee
CCO                    300 Crescent Court, Ste. 1100
                       Dallas, TX 75201
--------------------------------------------------------------------------------------------------------

PARAMETRIC PORTFOLIO ASSOCIATES LLC
Parametric Portfolio Associates LLC ("Parametric") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Parametric is 1918 Eighth Avenue, Suite 3100, Seattle,
Washington 98101. Parametric is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of Parametric has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

PENNANT MANAGEMENT, INC.
Pennant Management, Inc. ("Pennant") serves as the investment adviser to the USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset
Allocation Fund. The address of Pennant is 11270 West Park Place, Suite 1025,
Milwaukee, Wisconsin 53224. Pennant is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2010 and 2011.




                                      36



--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH     NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------
Mark A. Elste              U.S. Fiduciary Services      Senior Executive Vice President, COO
CIO                        -----------------------------------------------------------------------------
                           GreatBanc Trust Company      Director
                           -----------------------------------------------------------------------------
                           Salem Trust Company          Director
                           -----------------------------------------------------------------------------
                           USF Affiliate Services, Inc. Director
                           -----------------------------------------------------------------------------
                           Waretech, Inc.               Director
                           -----------------------------------------------------------------------------
                           CIB Marine Bancshares, Inc.  Director
                           (CIBM)
--------------------------------------------------------------------------------------------------------
Scott M. Conger, Chief     Stone Pillar Advisors, Ltd   Director, Treasury Analysis
Compliance Officer, Senior -----------------------------------------------------------------------------
Vice President             AMCORE Bank, N.A.            Vice President & Assistant Treasurer
--------------------------------------------------------------------------------------------------------
Michael Welgat             U.S. Fiduciary Services      CEO, President, Director
Director                   GreatBanc Trust Company      Director
                           Salem Trust Company          Director
                           USF Affiliate Services, Inc. Director
                           Waretech, Inc.               Director
--------------------------------------------------------------------------------------------------------
Todd C. Johnson            U.S. Fiduciary Services      Director
Director                   Todd C. Johnson              CPA
                           Affinity, Inc.               Director
                           DigiTenna, Inc.              Director
                           Jaws, Inc.                   Director & Officer
                           PB Properties, LLC           Managing Partner
                           ALJ Family Partnership       General Partner
                           Carl & Irma Swenson          Director & Officer
                           Foundation                   Director & Officer
                           RAJ Ministries               Director / Officer
                           New Beginnings Are
                           Possible
--------------------------------------------------------------------------------------------------------

PHOCAS FINANCIAL CORPORATION
Phocas Financial Corporation ("Phocas") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of
Phocas is 980 Atlantic Avenue, Suite 106, Alameda, CA 94501. Phocas is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of Phocas has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

PNC CAPITAL ADVISORS, LLC
PNC Capital Advisors, LLC ("PNC Capital") serves as investment adviser to the United Association S&P 500 Index Fund. PNC Capital was formed as a result of the merger of Allegiant Asset Management Company, the former investment adviser to the United Association S&P 500 Index Fund, with its affiliate, PNC Capital
Advisors, Inc. PNC Capital is a Delaware limited liability company and an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc.
("PNC"), a publicly held bank holding company, and is registered as an investment adviser under the Investment Advisers Act of 1940.





                                       37


Effective January 1, 2009, Allegiant Asset Management Company became an indirect wholly owned subsidiary of PNC. Prior to such date, Allegiant Asset
Management Company was an indirect wholly owned subsidiary of National City
Corporation. PNC Capital also provides investment advisory to other institutions and individuals and provides investment advisory and administrative services to other investment companies.

The information listed below is for the fiscal years ended October 31, 2011 and 2012.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS        CONNECTION WITH OTHER
INVESTMENT ADVISER            ADDRESS OF OTHER COMPANY           COMPANY
--------------------------------------------------------------------------------------------------------
Kevin A. McCreadie            PNC Bank                           Executive Vice President
Director, President and Chief 22 Delaware Avenue
Executive Officer             Wilmington DE 19801
                              --------------------------------------------------------------------------
                              PNC Funds, PNC Advantage Funds     President
                              and PNC IG Fund GP, LLC
                              One East Pratt Street -- 5th Floor
                              Baltimore, MD 21202
--------------------------------------------------------------------------------------------------------
Robert Q. Reilly              PNC Bank                           Executive Vice President
Director                      22 Delaware Avenue
                              Wilmington DE 19801
--------------------------------------------------------------------------------------------------------
Bryan K. Garlock              PNC Bank                           Executive Vice President &
Director                      22 Delaware Avenue                 Chief Operating Officer
                              Wilmington DE 19801
--------------------------------------------------------------------------------------------------------
Jennifer A. Laclair           PNC Bank                           Chief Financial Officer, Asset
Director                      22 Delaware Avenue                 Management Group division
                              Wilmington DE 19801
--------------------------------------------------------------------------------------------------------

RICE HALL JAMES & ASSOCIATES, LLC
Rice Hall James & Associates, LLC ("Rice Hall James") serves as the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap
Portfolio and Rice Hall James Small Cap Portfolio. The principal address of
Rice Hall James is 600 West Broadway, Suite 1000, San Diego, California
92101-3383. Rice Hall James is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended October 31, 2011 and 2012, none of the directors, officers or partners of Rice Hall James is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

SANDS CAPITAL MANAGEMENT, LLC
Sands Capital Management, LLC ("Sands Capital") serves as the investment adviser to the Sands Capital Global Growth Fund. The principal address of Sands
Capital is 1101 Wilson Boulevard, Suite 2300, Arlington, VA 22209. Sands
Capital is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended October 31, 2011 and 2012, none of the directors, officers or partners of Sands Capital is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

SKY HARBOR CAPITAL MANAGEMENT, LLC
SKY Harbor Capital Management LLC ("SKY Harbor") serves as investment sub-adviser for the Registrant's Westwood Short Duration High Yield Fund. The principal address of SKY Harbor is 20



                                       38


Horseneck Lane, Greenwich, CT 06830. SKY Harbor is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

SKY Harbor's Board consists of three management directors who are the co-founders of the firm and three outside directors. For the fiscal years ended
October 31, 2011 and 2012, none of the management directors, officers or employees of SKY Harbor is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.
The outside directors of SKY Harbor are engaged in other activities as set forth in the chart below.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH NAME AND PRINCIPAL BUSINESS CONNECTION WITH OTHER
INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY    COMPANY
--------------------------------------------------------------------------------------------------------
Meryl D. Hartzband     Stone Point Capital, LLC    Chief Investment Officer
Director               20 Horseneck Lane
                       Greenwich, CT 06830 USA
--------------------------------------------------------------------------------------------------------
David J. Wermuth       Stone Point Capital, LLC    Senior Principal and General
Director               20 Horseneck Lane           Counsel
                       Greenwich, CT 06830 USA
--------------------------------------------------------------------------------------------------------
Fayez S. Muhtadie      Stone Point Capital, LLC    Principal
Director               20 Horseneck Lane
                       Greenwich, CT 06830 USA
--------------------------------------------------------------------------------------------------------

THOMSON HORSTMANN & BRYANT, INC.
Thomson Horstmann & Bryant, Inc. ("THB") serves as the investment adviser for the Thomson Horstmann & Bryant MicroCap Fund. The principal address of THB is
501 Merritt 7, Norwalk, CT 06851. THB is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of Thomson
Horstmann & Bryant, Inc. has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

TCW INVESTMENT MANAGEMENT COMPANY
TCW Investment Management Company ("TIMCO") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of TIMCO is 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017. TIMCO is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of TIMCO has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

THOMPSON, SIEGEL & WALMSLEY LLC
Thompson, Siegel & Walmsley LLC ("TS&W") serves as the investment adviser to the TS&W Equity Portfolio and the TS&W Fixed Income Portfolio. The principal address of TS&W is 6806 Paragon Place, Suite 300, P.O. Box 6883, Richmond,
Virginia 23230. TS&W is an investment adviser registered under the Investment
Advisers Act of 1940.



                                       39


During the last two fiscal years, no director, officer or partner of TS&W has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

THORNBURG INVESTMENT MANAGEMENT INC
Thornburg Investment Management Inc ("Thornburg") serves as an investment sub-adviser to the Cornerstone Advisors Global Public Equity Fund. The principal address of Thornburg is 2300 North Ridgetop Road, Santa Fe, New
Mexico, 87506. Thornburg is an investment adviser registered under the Investment Advisers Act of 1940.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH NAME AND PRINCIPAL BUSINESS        CONNECTION WITH OTHER
INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY           COMPANY
--------------------------------------------------------------------------------------------------------
Garrett Thornburg,     Thornburg Securities Corporation,  Chairman
Chairman               2300 North Ridgetop Road, Santa Fe
                       NM 87506
                       ---------------------------------------------------------------------------------
                       Thornburg Investment Trust, 2300   Chairman
                       North Ridgetop Road, Santa Fe NM
                       87506
                       ---------------------------------------------------------------------------------
                       WEL, Inc., 2300 North Ridgetop     Chairman, controlling interest
                       Road, Santa Fe NM 87506
                       ---------------------------------------------------------------------------------
                       Chamisa Energy, 2300 North         Wel, Inc. is the managing
                       Ridgetop Road, Santa Fe NM 87506   member and has a controlling
                                                          interest
--------------------------------------------------------------------------------------------------------

TURNER INVESTMENTS, L.P.
Turner Investments, L.P. ("Turner") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity and Cornerstone Advisors Public
Alternatives Funds. The principal address of Turner is 1205 Westlakes Drive,
Suite 100, Berwyn, Pennsylvania 19312-2414. Turner is an investment adviser registered under the Investment Advisers Act of 1940.


--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS    CONNECTION WITH OTHER
INVESTMENT ADVISER            ADDRESS OF OTHER COMPANY       COMPANY
--------------------------------------------------------------------------------------------------------
Thomas R. Trala               Turner Funds                   President and Trustee
Chief Operating and Financial P.O. Box 219805
Officer, Executive Managing   Kansas City, MO 64121-9805
Director                      --------------------------------------------------------------------------
                              Turner International Ltd.      Trustee
                              12 Plumtree Court
                              London, EC4A 4HT
                              --------------------------------------------------------------------------
                              Turner Investment Partners     Chief Executive Officer and
                              (Australia) Pty. Ltd.          Chief Financial Officer
                              c/o Compliance & Risk Services
                              Pty. Ltd.
                              Level 9, 63 Exhibition Street
                              Melbourne, Victoria 3000
                              Australia
--------------------------------------------------------------------------------------------------------
Thomas R. Trala               Widener School of Business     Advisory Board
Chief Operating and Financial Administration
Officer, Executive Managing   1 University Place
Director                      Chester, PA 19013
--------------------------------------------------------------------------------------------------------



                                       40



--------------------------------------------------------------------------------------------------------
Mark D. Turner                  Turner International Ltd.        Trustee
President, Senior               12 Plumtree Court
Portfolio Manager               London, EC4A 4HT
                                ------------------------------------------------------------------------
                                The Haverford School             Trustee
                                450 Lancaster Avenue,
                                Haverford, PA 19041
                                ------------------------------------------------------------------------
                                CityTeam International (Chester) Board of Director
                                11 West 7(th) Street,
                                Chester, PA 19013
                                ------------------------------------------------------------------------
                                The Philadelphia Ronald          Board of Director
                                McDonald House
                                3925 Chestnut Street,
                                Philadelphia, PA 19104-3110
--------------------------------------------------------------------------------------------------------
Robert E. Turner                Bradley University               Board of Directors
Chairman, Chief Investment      1501 W. Bradley Ave
Officer                         Peoria, IL 61625
                                ------------------------------------------------------------------------
                                Delaware Valley Friends School   Board Member
                                19 E. Central Avenue,
                                Paoli, PA 19301
                                ------------------------------------------------------------------------
                                University of Notre Dame School  Advisory Council
                                of Architecture
                                110 Bond Hall,
                                Notre Dame, IN 46556
                                ------------------------------------------------------------------------
                                Drexel University                President's Leadership Council
                                3141 Chestnut Street
                                Philadelphia, PA 19104
--------------------------------------------------------------------------------------------------------
Christopher K. McHugh           Philadelphia University          Trustee
Vice Chairman, Senior Portfolio 4201 Henry Avenue,
Manager                         Philadelphia, PA 19144-5497
--------------------------------------------------------------------------------------------------------

WESTWOOD MANAGEMENT CORP.
Westwood Management Corp. ("Westwood") serves as the investment adviser for the Westwood Income Opportunity Fund, Westwood SMidCap Fund, Westwood SMidCap Plus
Fund, Westwood LargeCap Value Fund, Westwood SmallCap Value Fund, Westwood
Dividend Growth Fund, Westwood Short Duration High Yield Fund, Westwood Global
Equity Fund, Westwood Global Dividend Fund, Westwood Emerging Markets Fund and
Westwood Emerging Markets Plus Fund.  The principal address of Westwood is 200
Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal year ended 2012.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH NAME AND PRINCIPAL BUSINESS    CONNECTION WITH OTHER
INVESTMENT ADVISER     ADDRESS OF OTHER COMPANY       COMPANY
--------------------------------------------------------------------------------------------------------
Brian Casey            Westwood Holdings Group, Inc.* President and Chief Executive
President and Chief    (NYSE: WHG)                    Officer and Director
Executive Officer and  200 Crescent Court, Suite 1200
Director               Dallas, TX 75201
                       ---------------------------------------------------------------------------------
                       Westwood Trust**               President and Director
                       200 Crescent Court, Suite 1200
                       Dallas, TX 75201
--------------------------------------------------------------------------------------------------------


                                       41



--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH   NAME AND PRINCIPAL BUSINESS              CONNECTION WITH OTHER
INVESTMENT ADVISER       ADDRESS OF OTHER COMPANY                 COMPANY
--------------------------------------------------------------------------------------------------------
                         Westwood International Advisors Inc. (A) Chief Executive Officer
                         161 Bay Street, Suite 3950
                         Toronto, Ontario M5J 2S1
--------------------------------------------------------------------------------------------------------
Mark R. Freeman, CFA     Westwood Holdings Group, Inc.*           Chief Investment Officer
Executive Vice President (NYSE: WHG)
and Chief Investment     200 Crescent Court, Suite 1200
Officer                  Dallas, TX 75201
--------------------------------------------------------------------------------------------------------
Mark Wallace             Westwood Holdings Group, Inc.*           Chief Financial Officer
Chief Financial Officer  (NYSE: WHG)
                         200 Crescent Court, Suite 1200
                         Dallas, TX 75201
                         -------------------------------------------------------------------------------
                         Westwood Advisors, LLC***                Chief Financial Officer
                         One Pacific Place
                         1125 South 103(rd) Street, Ste. 580
                         Omaha, NE 68124
--------------------------------------------------------------------------------------------------------
Sylvia L. Fry            Westwood Holdings Group, Inc.*           Chief Compliance Officer
Chief Compliance Officer (NYSE: WHG)
                         200 Crescent Court, Suite 1200
                         Dallas, TX 75201
                         -------------------------------------------------------------------------------
                         Westwood Trust**                         Chief Compliance Officer
                         200 Crescent Court, Suite 1200
                         Dallas, TX 75201
                         -------------------------------------------------------------------------------
                         Westwood Advisors, LLC***                Chief Compliance Officer
                         One Pacific Place
                         1125 South 103(rd) Street, Ste. 580
                         Omaha, NE 68124
--------------------------------------------------------------------------------------------------------

*    Westwood Management Corp., Westwood Trust, Westwood Advisors, LLC, and
     Westwood International Advisors Inc. are wholly owned subsidiaries of Westwood Holdings Group, Inc., a publicly traded company on the NYSE (NYSE:
     WHG).

** Westwood Trust provides trust and custodial services and participation in common trust funds that it sponsors to institutions and high net worth individuals.

*** Westwood Advisors, LLC (formerly McCarthy Group Advisors, LLC) is an SEC registered investment adviser located in Omaha, NE that manages investment
     Limited Liability Companies and an investment Limited Partnership.

(a)  Westwood International Advisors Inc. is a Canadian Corporation located in
     Toronto, Ontario that is registered with the Ontario Securities Commission as a Portfolio Manager and Exempt Market Dealer.

The information listed below is for the fiscal year ended October 31, 2011.

--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH       NAME AND PRINCIPAL BUSINESS    CONNECTION WITH OTHER
INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY       COMPANY
--------------------------------------------------------------------------------------------------------
Susan Byrne                  Westwood Holdings Group, Inc.* Co-Chief Investment Officer
Chief Investment Officer and (NYSE: WHG)                    and Chairman of the Board
Chairman of the Board        200 Crescent Court, Suite 1200
                             Dallas, TX 75201
--------------------------------------------------------------------------------------------------------

                                             42


--------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS              CONNECTION WITH OTHER
INVESTMENT ADVISER            ADDRESS OF OTHER COMPANY                 COMPANY
--------------------------------------------------------------------------------------------------------
Brian Casey                   Westwood Holdings Group, Inc.*           President and Chief Executive
President and Chief Executive (NYSE: WHG)                              Officer and Director
Officer and Director          200 Crescent Court, Suite 1200
                              Dallas, TX 75201
                              --------------------------------------------------------------------------
                              Westwood Trust**                         President and Director
                              200 Crescent Court, Suite 1200
                              Dallas, TX 75201
                              --------------------------------------------------------------------------
                              Westwood International Advisors Inc. (A) Chief Executive Officer
                              161 Bay Street, Suite 3950
                              Toronto, Ontario M5J 2S1
--------------------------------------------------------------------------------------------------------
Mark R. Freeman, CFA          Westwood Holdings Group, Inc.*           Co-Chief Investment Officer
Co-Chief Investment Officer   (NYSE: WHG)
                              200 Crescent Court, Suite 1200
                              Dallas, TX 75201
--------------------------------------------------------------------------------------------------------
William R. Hardcastle         Westwood Holdings Group, Inc.*           Chief Financial Officer
Chief Financial Officer       (NYSE: WHG)
                              200 Crescent Court, Suite 1200
                              Dallas, TX 75201
                              --------------------------------------------------------------------------
                              Westwood Advisors, LLC***                Chief Financial Officer
                              One Pacific Place
                              1125 South 103(rd) Street, Ste. 580
                              Omaha, NE 68124
--------------------------------------------------------------------------------------------------------
Sylvia L. Fry                 Westwood Holdings Group, Inc.*           Chief Compliance Officer
Chief Compliance Officer      (NYSE: WHG)
                              200 Crescent Court, Suite 1200
                              Dallas, TX 75201
                              --------------------------------------------------------------------------
                              Westwood Trust**                         Chief Compliance Officer
                              200 Crescent Court, Suite 1200
                              Dallas, TX 75201
                              --------------------------------------------------------------------------
                              Westwood Advisors, LLC***                Chief Compliance Officer
                              One Pacific Place
                              1125 South 103(rd) Street, Ste. 580
                              Omaha, NE 68124
--------------------------------------------------------------------------------------------------------

* Westwood Management Corp., Westwood Trust, Westwood Advisors, LLC, and Westwood International Advisors LLC are wholly owned subsidiaries of Westwood Holdings Group, Inc., a publicly traded company on the NYSE (NYSE:
     WHG).

** Westwood Trust provides trust and custodial services and participation in common trust funds that it sponsors to institutions and high net worth individuals.

*** Westwood Advisors, LLC (formerly McCarthy Group Advisors, LLC) is an SEC registered investment adviser located in Omaha, NE that manages investment Limited Liability Companies and an investment Limited Partnership.

(a) Westwood International Advisors Inc. is a Canadian Corporation located in Toronto, Ontario that is registered with the Ontario Securities Commission as a Portfolio Manager and Exempt Market Dealer.

ITEM 32.     PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.


Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:




SEI Daily Income Trust                                        July 15, 1982
SEI Liquid Asset Trust                                        November 29, 1982
SEI Tax Exempt Trust                                          December 3, 1982
SEI Institutional Managed Trust                               January 22, 1987
SEI Institutional International Trust                         August 30, 1988
The Advisors' Inner Circle Fund                               November 14, 1991
The Advisors' Inner Circle Fund II                            January 28, 1993
Bishop Street Funds                                           January 27, 1995
SEI Asset Allocation Trust                                    April 1, 1996
SEI Institutional Investments Trust                           June 14, 1996
CNI Charter Funds                                             April 1, 1999
Causeway Capital Management Trust                             September 20, 2001
ProShares Trust                                               November 14, 2005
Community Reinvestment Act Qualified Investment Fund          January 8, 2007
SEI Alpha Strategy Portfolios, LP                             June 29, 2007
TD Asset Management USA Funds                                 July 25, 2007
SEI Structured Credit Fund, LP                                July 31, 2007
Wilshire Mutual Funds, Inc.                                   July 12, 2008
Wilshire Variable Insurance Trust                             July 12, 2008
Global X Funds                                                October 24, 2008
ProShares Trust II                                            November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)      August 7, 2009
Schwab Strategic Trust                                        October 12, 2009
RiverPark Funds                                               September 8, 2010
Adviser Managed Trust Fund                                    December 10, 2010
Huntington Strategy Shares                                    July 26, 2011
New Covenant Funds                                            March 30, 2012
Cambria ETF Trust                                             August 30, 2012
Pyxis Funds I                                                 September 25, 2012
KKR Series Trust                                              October 3, 2012
KKR Alternative Corporate Opportunities Fund                  October 3, 2012
KKR Alternative Corporate Opportunities Fund P                October 3, 2012
KraneShares Trust                                             December 18, 2012

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                         POSITION AND OFFICE                       POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                           WITH REGISTRANT
----                     -------------------                       ---------------------
William M. Doran         Director                                            --
Edward D. Loughlin       Director                                            --
Wayne M. Withrow         Director                                            --
Kevin P. Barr            President & Chief Executive Officer                 --
Maxine J. Chou           Chief Financial Officer, Chief Operations
                         Officer, & Treasurer                                --
Karen E. LaTourette      Chief Compliance Officer, Anti-Money
                         Laundering Officer & Assistant Secretary            --
John C. Munch            General Counsel & Secretary                         --
Mark J. Held             Senior Vice President                               --
Lori L. White            Vice President & Assistant Secretary                --
John P. Coary            Vice President & Assistant Secretary                --
John J. Cronin           Vice President                                      --
Robert M. Silvestri      Vice President                                      --


ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
     (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:


          U.S. Bank, National Association        Union Bank of California, N.A.
          800 Nicollett Mall                     475 Sansome Street
          Minneapolis, Minnesota 55402-4302      15(th) Floor
                                                 San Francisco, California 94111

          National City Bank                     The Northern Trust Company
          National City Center                   50 LaSalle Street
          1900 East Ninth Street                 Chicago, Illinois 60675
          Cleveland, Ohio 44114


(b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D); (4);
        (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:


          SEI Investments Global Funds Services
          One Freedom Valley Drive
          Oaks, Pennsylvania 19456

(c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f), the required books and records are maintained at the offices of the Registrant's investment advisers:

     Acadian Asset Management LLC
     260 Franklin Street
     Boston, Massachusetts 02110

     AIG Asset Management (U.S.), LLC
     70 Pine Street, 20th Floor
     New York, New York 10270

     Allianz Global Investors U.S. LLC
     1633 Broadway
     New York, NY 10019

     AlphaOne Investment Services, LLC
     One Tower Bridge
     100 Front Street, Suite 1250
     West Conshohocken, PA 19428

     AlphaSimplex Group, LLC
     One Cambridge Center
     Cambridge, Massachusetts 02142

     AQR Capital Management, LLC
     Two Greenwich Plaza, 3rd Floor
     Greenwich, Connecticut 06830

     BlackRock Financial Management, LLC
     55 East 52(nd) Street
     New York, NY 10055

     Cambiar Investors LLC
     2401 East Second Street, Suite 400
     Denver, Colorado 80206

     CBRE Clarion Securities LLC
     201 King of Prussia Road, Suite 600
     Radnor, PA 19087

     Citigroup First Investment Management Americas LLC
     388 Greenwich Street New
     York, New York 10013

     ClariVest Asset Management LLC
     11452 El Camino Real, Suite 250
     San Diego, CA 92130

     Cornerstone Advisors, Inc.
     225 108th Avenue NE, Suite 400
     Bellevue, Washington 98004-5782

     Cramer Rosenthal McGlynn LLC
     520 Madison Avenue, 20th Floor
     New York, New York 10022

     C.S. McKee, LLP
     One Gateway Center
     Pittsburgh, Pennsylvania 15222

     Driehaus Capital Management LLC
     25 East Erie Street
     Chicago, Illinois 60611-2703

     Edgewood Management LLC
     305 Park Avenue, 18th Floor
     New York, New York 10022-6057

     Fairpointe Capital LLC
     One North Franklin Street, Suite 3300
     Chicago, Illinois 60606-2401

     First Manhattan Co.
     437 Madison Avenue
     New York, New York 10022-7022

     Hamlin Capital Management, LLC
     477 Madison Avenue, Suite 520
     New York, NY 10022

     Harris Associates L.P.
     Two North LaSalle Street, Suite 500
     Chicago, Illinois 60602-3790

     Harvest Global Investments Limited
     31/F One Exchange Square
     8 Connaught Place, Central
     Hong Kong

     Haverford Investment Management, Inc.
     Three Radnor Corporate Center, Suite 450
     Radnor, Pennsylvania 19087-4546

     HGK Asset Management, Inc.
     Newport Tower
     525 Washington Blvd.
     Jersey City, New Jersey 07310

     Investment Counselors of Maryland, LLC
     803 Cathedral Street
     Baltimore, Maryland 21201

     Kayne Anderson Capital Advisors, L.P.
     1800 Avenue of the Stars, Third Floor
     Los Angeles, California 90067

     Loomis, Sayles & Company, L.P.
     One Financial Center
     Boston, Massachusetts 02111-2621

     LSV Asset Management
     155 North Wacker Drive, Suite 4600,
     Chicago, Illinois 60606

     Marsico Capital Management, LLC
     1200 17th Street, Suite 1600
     Denver, Colorado 80202-5824

     OFI SteelPath, Inc.
     2100 McKinney Ave., Suite 1401
     Dallas, Texas 75201

     Parametric Portfolio Associates LLC
     1918 Eighth Avenue, Suite 3100
     Seattle, Washington 98109

     Pennant Management, Inc.
     11270 West Park Place, Suite 1025
     Milwaukee, Wisconsin 53224

     Phocas Financial Corporation
     980 Atlantic Avenue, Suite 106
     Alameda, California 94501-1001

     PNC Capital Advisors, LLC
     One East Pratt Street, 5th Floor
     Baltimore, MD 21202

     Rice Hall James & Associates, LLC
     600 West Broadway, Suite 1000
     San Diego, California 92101-3383

     Sands Capital Management, LLC
     1101 Wilson Boulevard, Suite 2300
     Arlington, VA 22209

     SKY Harbor Capital Management, LLC
     20 Horseneck Lane
     Greenwich, CT 06830

     TCW Investment Management Company
     865 South Figueroa Street, Suite 1800
     Los Angeles, CA 90017

     Thomson Horstmann & Bryant, Inc.
     501 Merritt 7
     Norwalk, CT 06851

     Thompson, Siegel & Walmsley LLC
     6806 Paragon Place, Suite 300
     Richmond, Virginia 23230

     Thornburg Investment Management Inc
     2300 North Ridgetop Road
     Santa Fe, New Mexico 87506

     Turner Investments, L.P.
     1205 Westlakes Drive, Suite 100
     Berwyn, Pennsylvania 19312-2414

     Westwood Management Corp.
     200 Crescent Court, Suite 1200
     Dallas, Texas 75201


ITEM 34. MANAGEMENT SERVICES: None.

ITEM 35. UNDERTAKINGS: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 212 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 18th day of June, 2013.

                                                 THE ADVISORS' INNER CIRCLE FUND


                                                 By:              *
                                                    ----------------------------
                                                    Michael Beattie, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

       *                           Trustee                     June 18, 2013
------------------------
Charles E. Carlbom

       *                           Trustee                     June 18, 2013
------------------------
John K. Darr

       *                           Trustee                     June 18, 2013
------------------------
William M. Doran

       *                           Trustee                     June 18, 2013
------------------------
Joseph T. Grause, Jr.

       *                           Trustee                     June 18, 2013
------------------------
Mitchell A. Johnson

       *                           Trustee                     June 18, 2013
------------------------
Betty L. Krikorian

       *                           Trustee                     June 18, 2013
------------------------
Robert A. Nesher

       *                           Trustee                     June 18, 2013
------------------------
Bruce Speca

       *                           Trustee                     June 18, 2013
------------------------
James M. Storey

       *                           Trustee                     June 18, 2013
------------------------
George J. Sullivan, Jr.

       *                           President                   June 18, 2013
------------------------
Michael Beattie

       *                           Treasurer, Controller &     June 18, 2013
------------------------           Chief Financial Officer
Michael Lawson


* By:   /s/ Dianne M. Descoteaux
        ----------------------------------------------------------
        Dianne M. Descoteaux, pursuant to Powers of Attorney dated May 15, 2013, as filed herewith.

                                 EXHIBIT INDEX


EXHIBIT             DESCRIPTION


EX-99.B(q)          Powers of Attorney, dated May 15, 2013, for Ms. Betty L.
                    Krikorian and Messrs. Robert A. Nesher, Michael Lawson,
                    William M. Doran, John K. Darr, George J. Sullivan, Jr.,
                    Charles E. Carlbom, James M. Storey, Michael Beattie,
                    Mitchell A. Johnson, Bruce R. Speca and Joseph T. Grause,
                    Jr.